Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity
The following table summarizes the share option activity for the year ended December 31, 2021:

Options Granted to Employees and Directors	Number of Options	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2020	7,200,816	8.48	17.03	7.27	232,933

Granted	1,367,791	7.26	24.61	—	—
Forfeited	652,406	11.77	21.07	—	—
Expired	—	—	—	—	—
Exercised	549,007	5.50	9.19	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2021	7,367,194	8.18	18.66	6.09	48,464

Vested and expected to vest at December 31, 2021	7,367,194	8.18	18.66	6.09	48,464

Vested at December 31, 2021	5,496,609	7.73	14.37	5.35	35,908

Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents assumptions used to estimate the fair values of share options granted for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021
Risk-free interest rate	1.65% - 2.54%	0.63% - 1.88%	0.94% - 1.70%
Dividend yield	0%	0%	0%
Expected volatility	44.23% - 44.71%	44.37% - 47.83%	47.45% - 56.62%
Weighted average expected volatility	44.53%	46.37%	50.26%
Expected exercise multiple	2.5	2.5 - 2.8	2.2 - 2.8

Summary of Restricted Share Units
A summary of the restricted share units for the year ended December 31, 2021 was stated below:

Restricted Share Units Granted to Employees and Directors	Number of Share Units	Weighted- Average Exercise Price	Weighted- Average grant-date Fair Value per Option	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
		RMB	RMB		RMB
Outstanding, December 31, 2020	95,094	—	20.37	10.66	3,751

Granted	119,568	—	13.92	—	—
Forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Exercised	95,096	—	19.09	—	—
Cancelled	—	—	—	—	—

Outstanding, December 31, 2021	119,566	—	14.94	9.88	1,189

Vested and expected to vest at December 31, 2021	119,566	—	14.94	9.88	1,189

Exercisable at December 31, 2021	—	—	—	—	—

Summary of Total Compensation Costs Recognized
Total compensation costs recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of Revenue	73	4	41	6
Research and development	12,819	7,176	13,801	2,166
Sales and marketing	6,040	3,965	2,609	409
General and administrative	28,352	17,713	13,761	2,160

Total	47,284	28,858	30,212	4,741